Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets Other Than Goodwill [Abstract]
Schedule of Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$57,070	$(16,899)	$40,171
Additions	—	(4,742)	(4,742)
Disposals**	(44,877)	12,748	(32,129)
Write-off*	(1,695)	1,695	—

Balance at December 31, 2014	$10,498	$(7,198)	$3,300

Additions	—	(776)	(776)
Disposals***	(10,498)	7,974	(2,524)

Balance at December 31, 2015	$—	$—	$—

Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$(5,819)	$2,258	$(3,561)
Additions	—	683	683

Balance at December 31, 2014	$(5,819)	$2,941	$(2,878)

Additions	—	317	317
Disposals***	5,819	(3,258)	2,561

Balance at December 31, 2015	$—	$—	$—

Amortization (Expense) / Income of Intangible Assets

	December 31, 2015	December 31, 2014	December 31, 2013
Unfavorable lease terms	$317	$683	$684
Favorable lease terms charter-out(*)	(776)	(4,742)	(11,062)

Total	$(459)	$(4,059)	$(10,378)